UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:

/s/ Robert Horwitz          Saddle River, New Jersey         February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $112,871
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
28-10537                                  RH Capital Associates Number One, L.P.

                                                    FORM 13F INFORMATION TABLE
          Column 1                Column 2        Col 3     Col 4         Column 5        Col 6    Col 7          Column 8
          --------                --------        -----     -----         --------        -----    -----          --------

                                                            Market                                            Voting Authority
                                                            Value    Shrs/    Sh/  Put/   Invtmt   Other   ----------------------
      Name of Security         Title of class     CUSIP     (x000)   Prn Amt  Prn  Call   Dscrtn   Mngrs   Sole     Shared   None
      ----------------         --------------     -----     ------   -------  ---  ----   ------   -----   ----     ------   ----
BEMA GOLD CORP                      COM         08135F107     3085   1011600  SH          Sole             1011600
BIOGEN IDEC INC                     COM         09062X103     3330     50000  SH          Sole               50000
BOSTON SCIENTIFIC CORP              COM         101137107     8900    250365  SH          Sole              250365
BRIGGS & STRATTON CORP              COM         109043109     2495     60000  SH          Sole               60000
COEUR D ALENE MINES CORP IDA        COM         192108AQ1     3340    850000  SH          Sole              850000
CORINTHIAN COLLEGES INC             COM         218868107     1413     75000  SH          Sole               75000
DREW INDS INC                     COM NEW       26168L205     1946     53800  SH          Sole               53800
DST SYS INC DEL                     COM         233326107     2570     49300  SH          Sole               49300
EON LABS INC                        COM         29412E100     4445    164622  SH          Sole              164622
FLEETWOOD ENTERPRISES INC           COM         339099103     1137     84500  SH          Sole               84500
FOOT LOCKER INC                     COM         344849104    17709    657600  SH          Sole              657600
IAC INTERACTIVE CORP                COM         44919P102     2238     81020  SH          Sole               81020
INTERACTIVE DATA CORP               COM         45840J107      652     30000  SH          Sole               30000
ISTA PHARMACEUTICALS INC          COM NEW       45031X204      823     81371  SH          Sole               81371
JARDEN CORP                         COM         471109108      481     11079  SH          Sole               11079
NATIONAL MED HEALTH CARD SYS      COM NEW       636918302     3010    130281  SH          Sole              130281
NEKTAR THERAPEUTICS                 COM         640268108     5912    292100  SH          Sole              292100
OMNICARE INC                        COM         681904108     4594    132700  SH          Sole              132700
PAXAR CORP                          COM         704227107     1024     46200  SH          Sole               46200
PFIZER INC                          COM         717081103     2689    100000  SH          Sole              100000
RADWARE LTD                         ORD         M81873107     6078    232603  SH          Sole              232603
POLO RALPH LAUREN CORP              CL A        731572103    10284    241400  SH          Sole              241400
SILGAN HOLDINGS INC                 COM         827048109     4479     73481  SH          Sole               73481
SPORTS AUTH INC NEW                 COM         84917U109     3224    125200  SH          Sole              125200
TECNOMATIX TECHNOLOGIES LTD         ORD         M8743P105     1495     97286  SH          Sole               97286
TELEWEST GLOBAL INC                 COM         87956T107      800     45489  SH          Sole               45489
TXU CORP                            COM         873168108     3874     60000  SH          Sole               60000
TYCO INTL LTD NEW                   COM         902124106    10436    292000  SH          Sole              292000
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105      408      7800  SH          Sole                7800
                                                            112871

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